Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries and variable interest entities	6 Months Ended
Jan. 31, 2022
ATIF Holdings Limited (“ATIF”) [Member]
Parent company:
Date of Incorporation	Jan. 05, 2015
Place of Incorporation	British Virgin Islands
% of Ownership	Parent
Principal Activities	Investment holding
ATIF Limited (“ATIF HK”) [Member]
Parent company:
Date of Incorporation	Jan. 06, 2015
Place of Incorporation	Hong Kong
% of Ownership	100%
Principal Activities	Investment holding
ATIF Inc. (“ATIF USA”) [Member]
Parent company:
Date of Incorporation	Oct. 26, 2020
Place of Incorporation	USA
% of Ownership	100%
Principal Activities	Consultancy and information technology support
Huaya Consultant (Shenzhen) Co., Ltd. (“Huaya”) [Member]
Parent company:
Date of Incorporation	May 20, 2015
Place of Incorporation	PRC
% of Ownership	100%
Principal Activities	WFOE, Consultancy and information technology support
ATIF-1 GP, LLC (“ATIF GP”) [Member]
Parent company:
Date of Incorporation	Jan. 21, 2021
Place of Incorporation	USA
% of Ownership	100%
Principal Activities	Fund management
ATIF-1 LP, LLC (“ATIF LP”) [Member]
Parent company:
Date of Incorporation	Feb. 16, 2021
Place of Incorporation	USA
% of Ownership	31.25%
Principal Activities	Investment